Average Annual Total Returns{- Fidelity® Conservative Income Bond Fund} - 08.31 Fidelity Conservative Income Bond Fund Retail PRO-07 - Fidelity® Conservative Income Bond Fund	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Since Inception		Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Since Inception		Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Since Inception		LB151 Past 1 year	LB151 Past 5 years	LB151 Since Inception
Total	1.05%	1.58%	1.06%	[1]	0.66%	0.95%	0.65%	[1]	0.62%	0.93%	0.64%	[1]	0.87%	1.30%	0.72%	[1]

[1]	(a)From March 3, 2011